SECURED DEBT - Additional Information (Details) $ in Thousands, $ in Millions	Dec. 17, 2021 CAD ($) Interest	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Borrowings, maturity	December 17, 2024
Borrowings		$ 2,381,708		$ 2,263,710
Secured Construction Loan [Member]
Statement [Line Items]
Secured bank loans received	$ 56,100
Borrowings, maturity	December 17, 2023
Number of basis points | Interest	90
Borrowings		$ 800	$ 0.6	$ 0